Contingent assets, liabilities and other contractual obligations	12 Months Ended
Dec. 31, 2020
Contingent assets, liabilities and other contractual obligations
Contingent assets, liabilities and other contractual obligations

Note 27 - Contingent assets, liabilities and other contractual obligations

Contingent assets include potential future milestone payments. Contingent liabilities and other contractual obligations include contractual obligations related to agreements with contract research organizations (CROs), milestone payments and lease commitments.

Accounting policies

Contingent assets and liabilities are disclosed, unless the possibility of an inflow or outflow of resources embodying economic benefits is virtually certain.

Contingent Assets

At December 31, 2020, Zealand is still eligible for a payment from Sanofi of up to USD 15.0 million, of which DKK 5.0 million is expected in 2021 and DKK 10.0 million in 2022. However, it is Management’s opinion that the amount of any payment cannot be determined on a sufficiently reliable basis, and therefore have not recognized an asset in the statement of financial position of the Group.

Contingent liabilities and Contractual obligations

At December 31, 2020, total contractual obligations related to agreements with CROs amounted to DKK 252.6 million (DKK 198.1 million for 2021 and DKK 54.5 million for the years 2022 up to and including 2024).

Zealand may be required to pay future development, regulatory and commercial milestones related to the acquisition of Encycle Therapeutics. Refer to note 13.